Due Dates of the Financial Liabilities	12 Months Ended
Dec. 31, 2020
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Due Dates of the Financial Liabilities
NOTE 20: DUE DATES OF THE FINANCIAL LIABILITIES
The table below analyses the Group’s non-derivative financial liabilities into relevant maturity groupings based on the remaining period at the statement of financial position date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows, except for advances repayable which are presented at amortized cost. Contingent consideration liability has not been disclosed in the table below, because as of statement of financial position date, it does not meet the definition of a contractual obligation. Commitments relating to contingent consideration are detailed in the note 33.
Financial liabilities reported as at December 31, 2020:

(€’000)	Total	Less than one year	One to three years	Three to five years	More than five years
As at December 31, 2020
Lease liabilities (undiscounted)	4 129	1 306	1 776	955	92
Bank loan	37	37	—	—	—
Pension obligations	614	—	—	—	614
Advances repayable (current and non-current)	4 590	371	542	480	3 197

Total financial liabilities	9 371	1 714	2 319	1 435	3 903

Financial liabilities reported as at December 31, 2019:

(€’000)	Total	Less than one year	One to three years	Three to five years	More than five years
As at December 31, 2019
Lease liabilities (undiscounted)	4 838	1 401	1 952	1 100	385
Bank loan	229	192	37	—	—
Pension obligations	398	—	—	—	398
Advances repayable (current and non-current)	4 484	346	490	486	3 163

Total financial liabilities	9 949	1 939	2 479	1 586	3 945